Debt Lines of Credit (Details) (USD $)	2 Months Ended		12 Months Ended
	Feb. 21, 2013	Dec. 31, 2012	Dec. 31, 2012 $1.25 billion LOC [Member]	Dec. 31, 2011 $1.25 billion LOC [Member]	Dec. 31, 2012 $1.425 Billion LOC [Member]	Dec. 31, 2011 $1.425 Billion LOC [Member]	Dec. 31, 2010 $1.425 Billion LOC [Member]
Line of Credit Facility [Line Items]
Unsecured revolving credit facility	$ 2,500,000,000	$ 1,750,000,000	$ 1,750,000,000	$ 1,250,000,000			$ 1,425,000,000
Line of Credit Maturity				Jul. 13, 2014	Feb. 01, 2012
500.0 million ability to increase	500,000,000		500,000,000
Increase To Line Of Credit			500,000,000
Advances under credit facility, rate plus spread			1.15%
Line of Credit Facility, Commitment Fee Percentage			0.20%
Write Off Of Unamortized Deferred Financing Costs						200,000
Remaining borrowing capacity			1,720,000,000			1,220,000,000
Amount restricted/dedicated to support letters of credit			$ 30,200,000			$ 31,800,000
Weighted average interest rate on revolving letter of credit			1.35%			1.42%